Related Party Transactions (Details) - USD ($) $ in Thousands	2 Months Ended
	Dec. 31, 2024	Sep. 30, 2025
Related Party Transactions
Other liabilities	$ 4,860	$ 4,569
Jefferson Capital, Inc. before the business combination
Related Party Transactions
Professional fees and other selling, general and administrative expense	10,650
Other liabilities	$ 10,650
Other Liability, Related Party [Extensible Enumeration]	Related Party [Member]
Other Liability, Related Party, Name [Extensible Enumeration]	Jefferson Capital Holdings, LLC [Member]